Commitments and Contingengies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingengies

NOTE 4 – COMMITMENTS AND CONTINGENCIES

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Stockholder Demand Letter

On January 21, 2021, the Company received a stockholder litigation demand letter from the law firm of Purcell Julie & Lefkowitz LLP, on behalf of James Self, a purported stockholder of the Company. The letter demands that the Company (i) deem ineffective the December 30, 2020 amendment to our Amended and Restated Certificate of Incorporation in which the Company effected a one-for-four reverse stock split of its common stock due to the manner in which non-votes by brokers were tabulated, (ii) seek appropriate relief for damages allegedly suffered by the company and its stockholders or seek a valid stockholder approval of the amendment and reverse stock split, and (iii) adopt adequate internal controls to prevent a recurrence of the alleged misconduct. The Company disputes that the amendment was ineffective or that there were any inadequate internal controls related to the same. However, to eliminate any questions about the amendment, the Company ratified the amendment at a special stockholders’ meeting pursuant to Section 204 of the Delaware General Corporation Law. This special stockholders’ meeting occurred on May 14, 2021. On May 14, 2021, the Company filed a certificate of validation with the State of Delaware to ratify the reverse stock split on December 30, 2020.

Development and Clinical Supply Agreement

On February 22, 2021, the Company entered into a Development and Clinical Supply Agreement (the “PureForm Agreement”) with PureForm Global, Inc. (“PureForm”), pursuant to which PureForm will be the exclusive provider of synthetic cannabidiol (“API”) for the Company’s development plans for cancer treatment and supportive care. Under the terms of the PureForm Agreement, PureForm has granted the Company the exclusive right to purchase API and related product for cancer treatment and supportive care during the term of the Agreement (contingent upon an initial minimum order volume during the first thirty (30) days from the effective date) and has agreed to manufacture, package and test the API and related product in accordance with specifications established by the parties. All inventions that are developed jointly by the parties in the course of performing activities under the PureForm Agreement will be owned jointly by the parties in accordance with applicable law; however, if the Company funds additional research and development efforts by PureForm, the parties may enter into a further agreement whereby PureForm would assign any resulting inventions or technical information to the Company.

The initial term of the PureForm Agreement is three (3) years commencing on the effective date of the Agreement, subject to extension by mutual agreement of the parties. The PureForm Agreement may be terminated by either party upon thirty (30) days written notice of an uncured material breach or immediately in the event of bankruptcy or insolvency. The Agreement contains, among other provisions, representation and warranties, indemnification obligations and confidentiality provisions in favor of each party that are customary for an agreement of this nature.

Appointment of Chief Financial Officer

On April 9, 2021, John M. Van Buiten resigned from his position as the Company’s chief financial officer, effective May 15, 2021. Mr. Van Buiten’s resignation was not the result of any disagreement regarding any matter relating to the Company’s operations, policies, or practices.

On April 9, 2021, Carter J. Ward, 56, was appointed as the Company’s chief financial officer, effective May 15, 2021 (the “Effective Date”).

In connection with Mr. Ward’s appointment as chief financial officer, Mr. Ward entered into an employment agreement with the Company on April 9, 2021 (the “Ward Employment Agreement”), effective as of May 15, 2021, pursuant to which Mr. Ward will receive a base salary of $295,000 (“Base Salary”) and is eligible to receive annual performance bonuses of up to 50% of his Base Salary, as determined from time-to-time by the Company’s board of directors.

NOTE 6 – COMMITMENTS AND CONTINGENGIES

On January 5, 2019, the Company entered into a business advisor services agreement. Pursuant to the terms of the agreement, the consultant provided business advisory, marketing, and investor relations services in exchange for $15,000 per month, of which $7,500 was payable in cash and $7,500 was payable in the Company’s common shares. On January 6, 2020, the Company terminated its business advisory services agreement and agreed to settle the amounts due under the agreement by (a) paying $12,500 in cash upon the completion of a bridge financing; and (b) issuing 127,856 shares of the Company’s common stock, as described in Note 6.

On January 1, 2020, the Company entered into an agreement with Mr. David Stefansky to serve as President and Secretary of the Company to serve until the closing Amalgamation Agreement. The Company agreed to pay Mr. Stefansky $15,000 per month and future issuance of options to purchase 650,000 shares of common stock subject to the approval of the Board of Directors. On May 1, 2020, this agreement was terminated (see Note 8). On May 1, 2020, the Company and Mr. David Stefansky terminated Mr. Stefansky’s agreement to serve as President and Secretary of the Company.

On May 1, 2020, the Company entered into an agreement with Mr. Henoch Cohn to serve as the Company’s President and Secretary until the consummation of the Amalgamation Agreement. The Company paid Mr. Cohn $10,000 per month. On December 30, 2020 the agreement between the Company and Mr. Henoch Cohn was terminated.

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows. On January 21, 2012, the Company received a demand letter from an individual purporting to be a stockholder. See Note 10 for more information.